FAIR VALUE MEASUREMENTS - Summary of Company's financial assets measured and recorded at fair value on recurring basis (Details) - USD ($) shares in Thousands		1 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on changes in fair value of the Contingent Consideration			$ 1,115,000	$ (1,027,000)	$ 20,662,000
Number of equity shares transferred to settle Contingent Consideration	944
Consideration for value transferred		$ 0
Consideration for shares transferred		13,400
Settlement of contingent consideration	$ 13,246,000		(944,000)
Loss from settlement of contingent consideration			13,246,000	0	0
Recurring basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration-current			0	(407,000)
Contingent consideration-non-current			0	(1,652,000)
Total-Contingent consideration			0	2,059,000
Total			0	(2,059,000)
Transfer of assets or liabilities out of Level 3			0	0	$ 0
Recurring basis [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration-current			0
Contingent consideration-non-current			0
Total-Contingent consideration			0
Total			0
Recurring basis [Member] | Significant other observable inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration-current			0
Contingent consideration-non-current			0
Total-Contingent consideration			0
Total			0
Recurring basis [Member] | Significant unobservable inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration-current			0	(407,000)
Contingent consideration-non-current			0	(1,652,000)
Total-Contingent consideration			0	2,059,000
Total			$ 0	$ (2,059,000)